Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals)	Mar. 31, 2022 shares
Shennong [Member]
Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals) [Line Items]
Equity instrument shares issued	4.2
Hekangyuan [Member]
Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals) [Line Items]
Equity instrument shares issued	10.0